PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of Prepayments and Other Current Assets

	2019	2020
	December 31	September 30
	RMB	RMB
Value-added tax deductible (a)	701,407,085	793,655,315
Deposit for customer duty, bidding and others	257,678,467	373,959,810
Prepayment of electricity and others	181,596,189	155,835,151
Loan receivable (b)	91,416,575	94,289,123
Prepayment for income tax	72,143,019	142,559,505
Receivable related to disposal of subsidiaries (Note 1)	41,793,099	—
Receivable of option exercised	40,338,943	70,633,309
Prepaid insurance premium	28,351,182	31,934,898
Receivables related to rebate from a supplier	21,492,474	128,337,652
Receivables related to disposal of land use rights (c)	14,571,587	13,138,507
Employee advances (d)	10,134,076	6,959,068
Rental deposit and prepayment	7,953,767	6,588,330
Prepaid professional service fee	421,502	209,565
Others	104,183,975	124,134,370
Less: Allowance for credit losses	—	(8,377,578)
Total	1,573,481,940	1,933,857,025

Summary of the activity in the allowance for credit losses related to prepayments and other current assets

For the nine months ended September 30
2020
RMB
At beginning of period	—
Impact of adopting ASC Topic 326	4,020,000
Addition	4,357,578
At end of period	8,377,578